SHORT-TERM INVESTMENTS (Schedule of Amortized Cost, Gross Unrecognized Holding Gains and Losses, Gross Unrealized Gain in Accumulated Other Comprehensive Income, and Estimated Fair Value of Investments) (Details)
¥ in Thousands
12 Months Ended
Dec. 31, 2015 CNY (¥)
Held-to-maturity investments
Amortized Cost	¥ 151,790
Gross unrecognized holding gains
Gross unrecognized holding loss
Gross unrealized gain in accumulated other comprehensive income
Estimated Fair value	¥ 151,790
Available-for-sale investments
Amortized Cost	¥ 102,290
Gross unrecognized holding gains
Gross unrecognized holding loss
Gross unrealized gain in accumulated other comprehensive income	¥ 1,312
Estimated Fair value	¥ 103,602